SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding Stock Option Plan

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2021	1,249,383	$5.88
Expired unexercised	(612,565)	6.16
Outstanding, December 31, 2022	636,818	5.62
Exercised	(127,350)	3.22
Expired unexercised	(509,468)	6.21
Outstanding, December 31, 2023	-	$-
Vested and exercisable, December 31, 2022	636,818	$5.62
Vested and exercisable, December 31, 2023	-	$-

Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled
	Number of DSUs	Fair Value
Outstanding, December 31, 2021	805,055	$3,137
Granted	117,643	452
Changes in fair value	-	(121)
Outstanding, December 31, 2022	922,698	3,468
Granted	125,802	431
Changes in fair value	-	144
Outstanding, December 31, 2023	1,048,500	$4,043

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value	Number of RSUs
Outstanding, December 31, 2021	1,859,139	$5,503	1,644,461
Granted	1,348,538	5,264	-
Units paid out in cash	(1,256,288)	(5,737)	-
Vested and paid out in shares	-	-	(665,305)
Transferred from equity to cash settled	413,864	-	(413,864)
Transferred from cash to equity settled	(155,674)	-	155,674
Forfeited or cancelled	(260,870)	-	(15,111)
Changes in fair value and vesting	-	(1,190)	-
Outstanding, December 31, 2022	1,948,709	3,840	705,855
Granted	1,716,286	5,887	-
Units paid out in cash	(1,214,393)	(4,812)	-
Vested and paid out in shares	-	-	(297,275)
Transferred from equity to cash settled	406,487	-	(406,487)
Forfeited or cancelled	(188,892)	-	(2,093)
Changes in fair value and vesting	-	301	-
Outstanding, December 31, 2023	2,668,197	5,216	-
Less: current portion		(2,568)
Non-current portion		$2,648

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of PSUs	Fair Value	Number of PSUs
Outstanding, December 31, 2021	515,008	$3,104	1,845,887
Granted	-	-	824,768
Forfeited or cancelled	-	-	(434,007)
Transferred from equity to cash settled	168,452	-	(168,452)
Units paid out in cash	(683,460)	(3,882)	-
Vested and paid out in shares	-	-	(228,740)
Changes in fair value and vesting	-	778	-
Outstanding, December 31, 2022	-	-	1,839,456
Granted	-	-	844,187
Forfeited or cancelled	-	-	(152,729)
Transferred from equity to cash settled	340,236	-	(340,236)
Units paid out in cash	(340,236)	(1,240)	-
Vested and paid out in shares	-	-	(350,666)
Change in fair value and vesting	-	1,240	-
Outstanding, December 31, 2023	-	$-	1,840,012